                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

               Report of the Calendar Quarter Ending June 30, 2005

                          If amended report check here:
                                                        --------

Name of Institutional Investment Manager:

Appleton Partners, Inc.          S.E.C. File Number 28-6694

Business Address:

    45 Milk Street               Boston              MA              02109
-----------------------     ---------------     -------------     -----------
        Street                    City              State             Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 4th day of August 2005.

                                   Appleton Partners, Inc.
                                   ---------------------------------------------
                                   (Name of Institutional Investment Mgr.)


                                   s/ Douglas C. Chamberlain
                                   ---------------------------------------------
                                   By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    121
Form 13F Information Table Value Total:    241,495,596 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              --------------------               -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
30-Jun-05

                                                                                           Investment Discretion  Voting Authority
                                       Security                                            Sole   Shared  Other   Sole  Shared  None
Security                               Type          Cusip       Market Value   Quantity   (A)    (B)     (C)     (A)   (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Master Group
------------
3M CO COM                              COMMON STOCK  88579Y101         5489233      75923  X                       X
ALBERTO CULVER CO CL B CONV            COMMON STOCK  013068101         2208097      50960  X                       X
ALTRIA GROUP INC COM                   COMMON STOCK  02209S103          232776       3600  X                       X
AMERICAN EXPRESS CO COM                COMMON STOCK  025816109         3115818      58535  X                       X
AMGEN INC COM                          COMMON STOCK  031162100          326303       5397  X                       X
AMPHENOL CORP NEW CL A                 COMMON STOCK  032095101         1343486      33445  X                       X
APACHE CORP COM                        COMMON STOCK  037411105         6903027     106858  X                       X
APOLLO GROUP INC CL A                  COMMON STOCK  037604105          242482       3100  X                       X
APPLETON EQUITY GROWTH FUND            MUTUAL FUNDS  038042107         2432087     362998  X                       X
APPLIED MATLS INC COM                  COMMON STOCK  038222105          175602      10853  X                       X
ATLAS CONS MNG&DEV CP CL B             COMMON STOCK  049249303            3827      76533  X                       X
AUTOMATIC DATA PROCESS COM             COMMON STOCK  053015103          216145       5150  X                       X
AVON PRODS INC COM                     COMMON STOCK  054303102         4188292     110655  X                       X
BAKER HUGHES INC COM                   COMMON STOCK  057224107         5576440     109000  X                       X
BANK OF AMERICA CORP COM               COMMON STOCK  060505104         8368784     183486  X                       X
BARD C R INC COM                       COMMON STOCK  067383109         6277945      94391  X                       X
BECTON DICKINSON & CO COM              COMMON STOCK  075887109         3112783      59325  X                       X
BORG WARNER INC COM                    COMMON STOCK  099724106         3028222      56423  X                       X
BP PLC SPONSORED ADR                   COMMON STOCK  055622104         1214476      19469  X                       X
BRISTOL MYERS SQUIBB COM               COMMON STOCK  110122108          513089      20540  X                       X
BURLINGTON NRTHN SANTA COM             COMMON STOCK  12189T104         4312528      91600  X                       X
CARLISLE COS INC COM                   COMMON STOCK  142339100          377465       5500  X                       X
CARNIVAL CORP PAIRED CTF               COMMON STOCK  143658300         2394745      43900  X                       X
CERNER CORP COM                        COMMON STOCK  156782104         2494499      36700  X                       X
CHEVRONTEXACO CORP COM                 COMMON STOCK  166764100          520951       9316  X                       X
CISCO SYS INC COM                      COMMON STOCK  17275R102         2350980     123217  X                       X
CITIGROUP INC COM                      COMMON STOCK  172967101         4923865     106508  X                       X
CLOROX CO DEL COM                      COMMON STOCK  189054109          293923       5275  X                       X

                                                                                           Investment Discretion  Voting Authority
                                       Security                                            Sole   Shared  Other   Sole  Shared  None
Security                               Type          Cusip       Market Value   Quantity   (A)    (B)     (C)     (A)   (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO COM                       COMMON STOCK  191216100          960459      23005  X                       X
COLGATE PALMOLIVE CO COM               COMMON STOCK  194162103          212866       4265  X                       X
CONAGRA FOODS INC COM                  COMMON STOCK  205887102          283710      12250  X                       X
CONOCOPHILLIPS COM                     COMMON STOCK  20825C104          202480       3522  X                       X
COSTCO WHSL CORP NEW COM               COMMON STOCK  22160K105          203521       4550  X                       X
DELL INC COM                           COMMON STOCK  24702R101          361651       9165  X                       X
DIEBOLD INC COM                        COMMON STOCK  253651103         1591932      35290  X                       X
DISNEY WALT CO COM DISNEY              COMMON STOCK  254687106          535503      21267  X                       X
DNAPRINT GENOMICS INC COM              COMMON STOCK  23324Q103            1000     100000  X                       X
DU PONT E I DE NEMOURS COM             COMMON STOCK  263534109          383262       8911  X                       X
E M C CORP MASS COM                    COMMON STOCK  268648102         3126086     228015  X                       X
ECOLAB INC COM                         COMMON STOCK  278865100         2104209      65025  X                       X
ENERGAS RES INC COM                    COMMON STOCK  29265E108            5500      20000  X                       X
EXXON MOBIL CORP COM                   COMMON STOCK  30231G102        14255822     248057  X                       X
FEDERATED EQUITY FDS KAUFMANN CL A     MUTUAL FUNDS  314172677          253471      47556  X                       X
FEDERATED EQUITY FDS MKT OPPOR FD A    MUTUAL FUNDS  314172743         1345833     101726  X                       X
FEDERATED INCOME TR INSTL SHRS         MUTUAL FUNDS  314199100          154515      14772  X                       X
FEDERATED INVS INC PA CL B             COMMON STOCK  314211103          366122      12200  X                       X
FEDERATED STK TR SH BEN INT            MUTUAL FUNDS  313900102          564358      15187  X                       X
FEDERATED TOTAL RETURN TOTL RET INSTL  MUTUAL FUNDS  31428Q101          164786      15258  X                       X
FLEXTRONICS INTL LTD ORD               COMMON STOCK  Y2573F102          283143      21434  X                       X
FRANKLIN RES INC COM                   COMMON STOCK  354613101         4457142      57900  X                       X
FRIEDMAN BILLINGS RMSY CL A            COMMON STOCK  358434108         1560402     109119  X                       X
GENERAL ELEC CO COM                    COMMON STOCK  369604103        10457838     301814  X                       X
GILLETTE CO COM                        COMMON STOCK  375766102         3414291      67436  X                       X
HERSHEY FOODS CORP COM                 COMMON STOCK  427866108         3322971      53510  X                       X
HOME DEPOT INC COM                     COMMON STOCK  437076102         1156886      29740  X                       X
ILLINOIS TOOL WKS INC COM              COMMON STOCK  452308109          270912       3400  X                       X
INTEL CORP COM                         COMMON STOCK  458140100         8145015     313029  X                       X
INTERNATIONAL BUS MACH COM             COMMON STOCK  459200101         2892316      38980  X                       X
IRON MTN INC PA COM                    COMMON STOCK  462846106         2239086      72182  X                       X
ISHARES TR MSCI EAFE IDX               COMMON STOCK  464287465          212179       4050  X                       X
ISHARES TR RUSL 2000 VALU              COMMON STOCK  464287630          366510       5700  X                       X
J P MORGAN CHASE & CO COM              COMMON STOCK  46625H100          327558       9274  X                       X
JABIL CIRCUIT INC COM                  COMMON STOCK  466313103         3224560     104932  X                       X
JOHNSON & JOHNSON COM                  COMMON STOCK  478160104         6336265      97481  X                       X
KELLOGG CO COM                         COMMON STOCK  487836108          858003      19307  X                       X
LABORATORY AMER HLDGS COM NEW          COMMON STOCK  50540R409         1215813      24365  X                       X
LOWES COS INC COM                      COMMON STOCK  548661107          330398       5675  X                       X
MASCO CORP COM                         COMMON STOCK  574599106         3615876     113850  X                       X

                                                                                           Investment Discretion  Voting Authority
                                       Security                                            Sole   Shared  Other   Sole  Shared  None
Security                               Type          Cusip       Market Value   Quantity   (A)    (B)     (C)     (A)   (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC COM                      COMMON STOCK  585055106          913109      17631  X                       X
MEMORY PHARMACEUTICALS COM             COMMON STOCK  58606R403           54109      29248  X                       X
MERRILL LYNCH & CO INC COM             COMMON STOCK  590188108         2352393      42763  X                       X
MFS SER TR I NEW DISCV CL A            MUTUAL FUNDS  552983553          276676      17724  X                       X
MFS SER TR V INTL NEW DIS A            MUTUAL FUNDS  552981888          249003      11539  X                       X
MICROSOFT CORP COM                     COMMON STOCK  594918104         4436027     178584  X                       X
MORGAN STANLEY COM NEW                 COMMON STOCK  617446448          219797       4189  X                       X
NEWELL RUBBERMAID INC COM              COMMON STOCK  651229106          795660      33375  X                       X
NIKE INC CL B                          COMMON STOCK  654106103          322585       3725  X                       X
NORTH STAR DIAMONDS COM                COMMON STOCK  662566108             800     100000  X                       X
NORTHERN TR CORP COM                   COMMON STOCK  665859104          305453       6700  X                       X
OMNICOM GROUP INC COM                  COMMON STOCK  681919106         1096078      13725  X                       X
PATTERSON DENTAL CO COM                COMMON STOCK  703395103         1492268      33110  X                       X
PEPSICO INC COM                        COMMON STOCK  713448108         4921760      91262  X                       X
PFIZER INC COM                         COMMON STOCK  717081103         5788408     209877  X                       X
POLARIS INDS INC COM                   COMMON STOCK  731068102         1849662      34253  X                       X
POTASH CORP SASK INC COM               COMMON STOCK  73755L107         3109026      32528  X                       X
PPG INDS INC COM                       COMMON STOCK  693506107          227756       3629  X                       X
PRAXAIR INC COM                        COMMON STOCK  74005P104         5010805     107528  X                       X
PROCTER & GAMBLE CO COM                COMMON STOCK  742718109         4125940      78217  X                       X
QUEST DIAGNOSTICS INC COM              COMMON STOCK  74834L100         3656879      68648  X                       X
RETAIL VENTURES INC COM                COMMON STOCK  76128Y102          136400      10000  X                       X
ROYAL DUTCH PETE CO NY REG EUR .56     COMMON STOCK  780257804          544641       8392  X                       X
SAFECO CORP COM                        COMMON STOCK  786429100         5512467     101444  X                       X
SBC COMMUNICATIONS INC COM             COMMON STOCK  78387G103          627689      26429  X                       X
SCHEIN HENRY INC COM                   COMMON STOCK  806407102         3569308      85966  X                       X
SCHLUMBERGER LTD COM                   COMMON STOCK  806857108         2454609      32323  X                       X
SCOTTS MIRACLE GRO CO                  COMMON STOCK  810186106         1773984      24912  X                       X
SCRIPPS E W CO OHIO CL A               COMMON STOCK  811054204         1047248      21460  X                       X
SEA CONTAINERS LTD CL A                COMMON STOCK  811371707          187248      11725  X                       X
SHELL TRANS&TRAD PLC ADR NY SHS NEW    COMMON STOCK  822703609          701074      12075  X                       X
SMITH INTL INC COM                     COMMON STOCK  832110100          512785       8050  X                       X
SPDR TR UNIT SER 1                     COMMON STOCK  78462F103          361711       3035  X                       X
STANLEY WKS COM                        COMMON STOCK  854616109         1256676      27595  X                       X
STARWOOD HOTELS&RESORT PAIRED CTF      COMMON STOCK  85590A203         2063714      35235  X                       X
STATE STR CORP COM                     COMMON STOCK  857477103          711398      14744  X                       X
STRYKER CORP COM                       COMMON STOCK  863667101          212593       4470  X                       X
SYMANTEC CORP COM                      COMMON STOCK  871503108          480671      22110  X                       X
TARGET CORP COM                        COMMON STOCK  87612E106         4440400      81610  X                       X
TEEKAY SHIPPNG MARS IS COM             COMMON STOCK  Y8564W103          943850      21500  X                       X

                                                                                           Investment Discretion  Voting Authority
                                       Security                                            Sole   Shared  Other   Sole  Shared  None
Security                               Type          Cusip       Market Value   Quantity   (A)    (B)     (C)     (A)   (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC COM                       COMMON STOCK  880770102          250472      20925  X                       X
TRIBUNE CO NEW COM                     COMMON STOCK  896047107         1428519      40606  X                       X
UNITED TECHNOLOGIES CP COM             COMMON STOCK  913017109          784628      15280  X                       X
UNITEDHEALTH GROUP INC COM             COMMON STOCK  91324P102          282599       5420  X                       X
VALERO ENERGY CORP NEW COM             COMMON STOCK  91913Y100          577503       7300  X                       X
VERIZON COMMUNICATIONS COM             COMMON STOCK  92343V104         2941345      85133  X                       X
VODAFONE GROUP PLC NEW SPONSORED ADR   COMMON STOCK  92857W100          225276       9263  X                       X
WACHOVIA CORP 2ND NEW COM              COMMON STOCK  929903102          529827      10682  X                       X
WAL MART STORES INC COM                COMMON STOCK  931142103         1012393      21004  X                       X
WEATHERFORD INTL LTD COM               COMMON STOCK  G95089101          650536      11220  X                       X
WELLS FARGO & CO NEW COM               COMMON STOCK  949746101         4382094      71161  X                       X
WYETH COM                              COMMON STOCK  983024100          269981       6067  X                       X
ZIMMER HLDGS INC COM                   COMMON STOCK  98956P102         5015642      65848  X                       X
                                                                --------------
                                                                     241495596
                                                                --------------
TOTAL PORTFOLIO                                                      241495596
                                                                ==============